Details of Significant Accounts - Pensions, defined benefit plan - Narrative (Details) - Perfect Mobile Corp. (Taiwan) $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($) item	Jun. 30, 2023 USD ($)
Disclosure of defined benefit plans [line items]
Number of units accrued for each year of service for first 15 years	2
Number of units accrued for each additional year thereafter	1
Maximum number of units accrued	45
Number of months prior to retirement	6 months
Post-employment benefit expense, defined contribution plans | $	$ 2	$ 2
Expected contributions to the defined benefit pension plans | $	$ 6